Condensed Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, no par value (in Dollars per share)
Ordinary shares, Authorized	100,000,000	100,000,000
Ordinary shares, shares issued	7,878,501	7,999,216
Ordinary shares, shares outstanding	7,878,501	7,999,216
Treasury stock shares	120,715